OTHER PAYABLES AND ACCRUALS (Details) ¥ in Millions, $ in Millions	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
OTHER PAYABLES AND ACCRUALS
Accrued operating expenses	¥ 7,227		¥ 6,269
Deposits received from travel suppliers and packaged tours users	1,198		1,200
Due to employees for stock option proceeds received on their behalf	152		657
Interest payable	15		117
Current lease liabilities (Note 11)	264		194
Other	1,041		1,224
Total	¥ 9,897	$ 1,415	¥ 9,661
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	Total	Total	Total